Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

May 3, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

                Re: Cohen & Steers VIF Realty Fund, Inc.

                (Registration Statement File Nos. 333-120358; 811-21669)

Ladies and Gentlemen:

On behalf of Cohen & Steers VIF Realty Fund, Inc. (the “Company”), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms for the Company’s Prospectus and Statement of Additional Information, each dated May 1, 2006, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 28, 2006.

Any questions or communications should be directed to Lisa R. Savitzky or John McLean at 212-832-3232.

Very truly yours,

/s/ Lisa R. Savitzky
Lisa R. Savitzky
Legal & Compliance Associate